Redeemable Convertible Preferred Stock (Details) - Schedule of redeemable convertible preferred stock authorized, issued, and outstanding - SoundHound, Inc. [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Conversion of Stock [Line Items]
Shares Authorized		26,316,129	18,022,277
Shares Issued		19,132,387	17,784,975
Liquidation Preference		$ 284,047	$ 234,014
Carrying Value		$ 273,687	$ 223,641
Series A [Member]
Conversion of Stock [Line Items]
Shares Authorized	3,438,670	3,438,670	3,438,670
Shares Issued		3,438,670	3,438,670
Liquidation Preference	$ 5,082	$ 5,082	$ 5,082
Carrying Value	$ 4,967	$ 4,967	$ 4,967
Series B Preferred Stock [Member]
Conversion of Stock [Line Items]
Shares Authorized	6,065,646	6,065,646	6,065,646
Shares Issued		6,065,646	5,964,072
Liquidation Preference	$ 11,943	$ 11,943	$ 11,743
Carrying Value	$ 11,038	$ 11,038	$ 11,038
Series C [Member]
Conversion of Stock [Line Items]
Shares Authorized	1,041,607	1,041,607	1,041,607
Shares Issued		907,481	907,481
Liquidation Preference	$ 6,089	$ 6,089	$ 6,089
Carrying Value	$ 6,021	$ 6,021	$ 6,021
Series C-1 [Member]
Conversion of Stock [Line Items]
Shares Authorized	798,399	798,399	800,000
Shares Issued		798,399	798,399
Liquidation Preference	$ 16,072	$ 16,072	$ 16,072
Carrying Value	$ 16,061	$ 16,061	$ 16,061
Series D [Member]
Conversion of Stock [Line Items]
Shares Authorized	3,646,050	3,646,050	3,646,050
Shares Issued		3,646,050	3,646,050
Liquidation Preference	$ 95,027	$ 95,027	$ 95,027
Carrying Value	$ 85,648	$ 85,648	$ 85,648
Series D-1 [Member]
Conversion of Stock [Line Items]
Shares Authorized	1,515,152	1,515,152	1,515,152
Shares Issued		1,515,152	1,515,152
Liquidation Preference	$ 50,000	$ 50,000	$ 50,000
Carrying Value	$ 49,957	$ 49,957	$ 49,957
Series D-2 [Member]
Conversion of Stock [Line Items]
Shares Authorized	1,515,151	1,515,151	1,515,152
Shares Issued		1,515,151	1,515,151
Liquidation Preference	$ 50,000	$ 50,000	$ 50,000
Carrying Value	$ 49,949	$ 49,949	$ 49,949